GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangible assets, Net
Balance at beginning of period	$ 24,376	$ 2,635
Additions		27,002
Amortization	(2,698)	(5,261)
OCI
Balance at end of period	21,678	24,376
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	53,412	31,159
Additions		22,101
Amortization
OCI		152
Balance at end of period	53,412	53,412
Accumulated amortization
Balance at beginning of period	(25,548)	(21,810)
Additions
Amortization	(2,237)	(3,579)
OCI		(159)
Balance at end of period	(27,785)	(25,548)
Impairment
Balance at beginning of period	(8,749)	(8,749)
Additions
Amortization
OCI
Balance at end of period	(8,749)	(8,749)
Intangible assets, Net
Balance at beginning of period	19,115	600
Additions		22,101
Amortization	(2,237)	(3,579)
OCI		(7)
Balance at end of period	16,878	19,115
Customer Relationships [Member]
Intangible assets, Gross
Balance at beginning of period	36,860	31,911
Additions		4,901
Amortization
OCI		48
Balance at end of period	36,860	36,860
Accumulated amortization
Balance at beginning of period	(22,161)	(20,727)
Additions
Amortization	(347)	(1,465)
OCI		31
Balance at end of period	(22,508)	(22,161)
Impairment
Balance at beginning of period	(10,426)	(10,426)
Additions
Amortization
OCI
Balance at end of period	(10,426)	(10,426)
Intangible assets, Net
Balance at beginning of period	4,273	758
Additions		4,901
Amortization	(347)	(1,465)
OCI		79
Balance at end of period	3,926	4,273
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	18,503	18,284
Additions
Amortization
OCI		219
Balance at end of period	18,503	18,503
Accumulated amortization
Balance at beginning of period	(12,405)	(11,897)
Additions
Amortization	(114)	(217)
OCI		(291)
Balance at end of period	(12,519)	(12,405)
Impairment
Balance at beginning of period	(5,110)	(5,110)
Additions
Amortization
OCI
Balance at end of period	(5,110)	(5,110)
Intangible assets, Net
Balance at beginning of period	988	1,277
Additions
Amortization	(114)	(217)
OCI		(72)
Balance at end of period	$ 874	$ 988